Accounts Payable - Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Accounts Payable - Other [Abstract]
Liabilities regarding employees	$ 1,563		$ 1,282
Government institutions	1,544	[1]	1
Accrued expenses	1,609		720
Related parties			34
Other	229		298
Accounts Payable, Other, Total	4,945		2,335
Tax withholdings for distributed dividends	$ 931

[1]	of which $ 931 relate to withholding tax for distributed dividends